DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION

NOTE 18 -DISCONTINUED OPERATION

In June 2020, the company's management decided to discontinue the JT8D engine blades reconditioning activity as part of a strategic change in its business to focus on new capabilities to provide services to newer types of engines. The discontinued operation is related to the JT8D engine blades reconditioning activity in Turbochrome, which constitute a material portion of Turbochrome’s revenues.

	2021	2020
Assets:
Account receivables	$-	$-
Inventory	-	-
Fixed assets, net	-	-
Costumers’ relationship	-	-
Total Assets	$-	$-
Liability:
Account payables	$-	$179

Total Liabilities	$-	$179

F - 42

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 18 -DISCONTINUED OPERATION (CONT)

	Year ended December 31,
	2021	2020	2019

Revenue:
Services	$440	$955	$4,553

Cost of revenue:
Services	429	1,062	4,291

Gross profit (loss)	11	(107)	262

Operating expenses:
Research and development, net	16	42	(39)
Selling and marketing	29	90	330
General and administrative	68	191	598

	113	323	889

Operating income (loss)	(102)	(430)	(627)

Financial expenses (income)	-	-	28
Income (loss) on disposal of discontinued operation (1)	529	(1,415)	-

Net Income (loss)	$427	$(1,845)	$(655)

(1)

During 2020, the Company wrote off the following assets belonging to the discontinued operation: Inventory of $464, Accounts receivable of $233, Fixed assets of $363 and Customers' relationships of $355. During 2021 the company was succeeded to collect and sell some of the account receivable and inventory that were written off in total amount of $529.